Discontinued Operations and Disposition of Subsidiaries	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Discontinued Operations and Disposition of Subsidiaries

8. Discontinued Operations and Disposition of Subsidiaries

Construction Services - Discontinued Operations

Construction Services was acquired as part of the MWH acquisition in 2016 and was previously a reportable segment (note 34) and group of cash generating units (note 12). On November 2, 2018, the Company completed the sale of its Construction Services reportable segment, reported as discontinued operations in these consolidated financial statements for all periods presented as prescribed by IFRS 5. The Company assumed the defined benefit pension plan related to Construction Services and the obligations related to an ongoing UK-based waste-to-energy project. These items are included in the Company’s discontinued operations.

The Company reviewed the carrying value of the Construction Services disposal group at September 30, 2018, and determined that the carrying value of the disposal group exceeded the estimated fair value less costs to sell indicating an impairment of assets. As a result, a goodwill impairment charge of $53.0 was recognized in the third quarter of 2018 against the goodwill allocated to the Construction Services (note 12).

Construction Services was sold for gross proceeds of $104.2 (US$79.5), less estimated working capital adjustments and transaction costs, resulting in initial cash proceeds of $28.8 (US$22.0). In accordance with the Credit Facilities agreement (note 16), the Company used the net proceeds on sale, less taxes payable and certain transaction costs (all as defined in the relevant agreements), to repay a portion of its long-term debt. As at February 28, 2019, management and the purchaser have not completed their review of the closing financial statements. Any adjustments will be recognized in discontinued operations in 2019.

As a result of the sale, the Company recognized a net loss from the discontinued operations as follows:

	Notes	December 31 2018 $	December 31 2017 $

Revenue		884.4	1,111.4
Expenses		(953.8)	(1,111.4)
Impairment of goodwill	12	(53.0)	-

Loss from operating activities, before income taxes		(122.4)	-
Income taxes on operating activities		10.8	-

Loss from operating activities, net of income taxes		(111.6)	-

Gain on disposal of discontinued operations before income taxes		1.5	-
Income taxes on disposal of discontinued operations		(13.8)	-

Loss on disposal of discontinued operations, net of income taxes		(12.3)	-

Net loss from discontinued operations		(123.9)	-

Innovyze, Inc. - Disposition of Subsidiaries

On May 5, 2017, the Company completed the sale of the shares of Innovyze, Inc. along with its subsidiaries Innovyze Pty Limited and Innovyze Limited (collectively, Innovyze). Innovyze was acquired as part of the MWH acquisition and formed part of the Company’s Consulting Services – United States and Consulting Services – Global reportable segments.

As a result of the sale, the Company recognized the following gain on disposition in the consolidated statements of income for the year ended December 31, 2017.

$

Gross proceeds	369.1
Working capital adjustments	(15.3)
Transaction costs	(16.9)

Net proceeds from sale, net of cash sold	336.9

Net assets disposed	(268.5)
Cumulative exchange loss on translating foreign operations reclassified from equity	(13.8)

Gain on disposal of a subsidiary	54.6

In addition, current tax expense of $124.1 and deferred taxes of $29.5 were recognized in the consolidated statements of income.

In accordance with the Credit Facilities agreement (note 16), the Company used the net proceeds on sale, less taxes payable and certain transaction costs (all as defined in the relevant agreements), to repay its long-term debt by $221.3.